Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)	Adjusted EBITDA (millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$10,197,630	$21,082,748	$2,668,206	$4,283,108	$328	$206	$153	$782
2022	$8,701,857	$4,391,722	$1,928,794	$1,723,965	$178	$172	$73	$673
2021	$8,027,508	$11,514,717	$1,611,370	$1,288,101	$244	$181	$47	$407
2020	$1,742,994	$4,880,625	$858,874	$1,069,057	$172	$126	($153)	$381

Named Executive Officers, Footnote	Russell Becker was the principal executive officer (“PEO”) for each of the Covered Years. The names of each of the other
NEOs included for purposes of calculating the average amounts in each Covered Year are as follows: (i) for 2023, Kevin
Krumm, Louis Lambert, and Kristina Morton; (ii) for 2022, Kevin Krumm, Louis Lambert, Kristina Morton, David Jackola,
and Andrea Fike; (iii) for 2021, Kevin Krumm, Andrea Fike, Paul Grunau, Thomas Lydon, and Andrew Cebulla; and (iv) for
2020, Thomas Lydon, Julius Chepey, Andrea Fike, Paul Grunau, and Mark Polovitz.

Peer Group Issuers, Footnote	Peer Group TSR represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 10,197,630	$ 8,701,857	$ 8,027,508	$ 1,742,994
PEO Actually Paid Compensation Amount	$ 21,082,748	4,391,722	11,514,717	4,880,625
Adjustment To PEO Compensation, Footnote	2)In accordance with the PVP Rules, the following adjustments were made to Mr. Becker’s total compensation for each
Covered Year to determine the PEO CAP:

Year	Stock Awards Value Reported for the Covered Year	Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	($5,700,030)	$8,421,052	$8,039,605	$124,491	$0	$0	$0	$10,885,118
2022	($5,400,052)	$4,910,468	($1,700,530)	($2,120,022)	$0	$0	$0	($4,310,135)
2021	($5,700,280)	$6,746,096	$1,244,597	$496,532	$700,263	$0	$0	$3,487,209
2020	$—	$—	$2,482,662	$654,969	$0	$0	$0	$3,137,631
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the
Summary Compensation Table and subtracted for the applicable Covered Year.
(b)The equity award adjustments for each applicable Covered Year include those adjustments required by Item
402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,668,206	1,928,794	1,611,370	858,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,283,108	1,723,965	1,288,101	1,069,057
Adjustment to Non-PEO NEO Compensation Footnote	(3)In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Becker) for each Covered Year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Stock Awards Value Reported for the Covered Year (a)	Average Year End Fair Value of Equity Awards Granted in the Covered Year	Year over Year Average Change in Fair Value of Equity Awards Outstanding and Unvested at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Average Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	($1,189,189)	$1,756,873	$903,867	$143,351	$0	$0	$0	$1,614,902
2022	($949,022)	$878,847	($91,897)	($42,757)	$0	$0	$0	($204,829)
2021	($819,570)	$515,967	$49,560	$40,286	$71,988	($181,500)	$0	($323,269)
2020	($148,190)	$—	$305,231	$53,141	$0	$0	$0	$210,182
(a)The grant date fair value of equity awards represents the amount reported in the “Stock Awards” column in the
Summary Compensation Table and subtracted for the applicable Covered Year.
(b)The equity award adjustments for each applicable Covered Year include those adjustments required by Item
402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Required Disclosure of Most Important Measures Adjusted EBITDA represents the most important metric we used to determine executive compensation for 2023 as further described in our CD&A.
Total Shareholder Return Amount	$ 328	178	244	172
Peer Group Total Shareholder Return Amount	206	172	181	126
Net Income (Loss)	$ 153,000,000	$ 73,000,000	$ 47,000,000	$ (153,000,000)
Company Selected Measure Amount	782,000,000	673,000,000	407,000,000	381,000,000
PEO Name	Russell Becker
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,700,030)	$ (5,400,052)	$ (5,700,280)	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,885,118	(4,310,135)	3,487,209	3,137,631
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,421,052	4,910,468	6,746,096	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,039,605	(1,700,530)	1,244,597	2,482,662
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	700,263	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,491	(2,120,022)	496,532	654,969
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,189,189)	(949,022)	(819,570)	(148,190)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,614,902	(204,829)	(323,269)	210,182
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,756,873	878,847	515,967	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,867	(91,897)	49,560	305,231
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	71,988	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,351	(42,757)	40,286	53,141
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(181,500)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0